Note 24 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	201 8	2017	2016

Numerator
Net Income Available to Common Stockholders	$11,917,400	$7,540,378	$7,179,900

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,454	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	99,154	194,323	74,037
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,538,608	8,633,581	8,513,295

Earnings Per Share - Basic	$1.41	$0.89	$0.85

Earnings Per Share - Diluted	$1.40	$0.87	$0.84